Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 7:-	ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2019	2018

Subcontractors	$1,131	$75
Clinical activities	2,010	1,021
Professional services	349	479
Project in process	1,255	-
Other	173	257

	$4,918	$1,832